Result And Remuneration To Shareholders - Schedule of Outsourced Services (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	R$ 2,715	R$ 1,934	R$ 1,458
Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,331	2,142	1,902
Meter reading and bill delivery [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	169	159	161
Communication [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	185	182	169
Maintenance and conservation of electrical facilities and equipment [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	831	799	708
Building conservation and cleaning [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	99	90	85
Security services [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	24	22	20
Consultancy [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	25	19	21
Information technology [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	197	185	174
Disconnection and reconnection [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	83	72	87
Legal services and procedural costs [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	38	38	32
Environment services [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	110	86	58
Cleaning of power line pathways [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	175	154	117
Copying and legal publications [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	18	18	17
Inspection of Customers [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	43	48	45
Contract labor [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	71	49	38
Other [member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	R$ 263	R$ 221	R$ 170